Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0472 F: +1 202.637.3593 cynthiabeyea@ eversheds-sutherland.com

January 3, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	USCF ETF Trust (the “Trust”) File Nos. 333-196273 and 811-22930 Post-Effective Amendment No. 143

Commissioners:

On behalf of the Trust, attached for filing with the Securities and Exchange Commission is Post-Effective Amendment No. 143 to the Trust’s Registration Statement on Form N-1A. The Post-Effective Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended. As counsel who reviewed Post-Effective Amendment No. 143, we represent that it does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

If you have any questions, please call the undersigned at the above number.

Sincerely,

/s/ Cynthia R. Beyea

Cynthia R. Beyea

cc:	Daphne G. Frydman, USCF

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